Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Commissions (including, $104,148, $253,503 and $324,178, respectively, to related party)	$ (1,411,333)	$ (1,122,196)	$ (452,868)
Net revenue	24,522,871	19,158,019	7,878,953
Operating expenses
Voyage expenses	410,676	2,396,318	82,627
Vessel operating expenses (including, $57,316, $102,131 and $115,026, respectively, to related party)	9,183,152	6,892,388	4,308,418
Dry-docking expenses	1,465,079	127,509
Vessel depreciation	5,422,155	4,786,272	3,828,634
Related party management fees	1,701,340	1,409,716	780,135
Other general and administrative expenses (including $520,626, $693,524 and $731,456, respectively, to related party)	2,346,502	917,160	798,828
Loss on termination and impairment of shipbuilding contracts			7,050,179
Total operating expenses	20,528,904	16,529,363	16,848,821
Operating (loss) / income	3,993,967	2,628,656	(8,969,868)
Other income / (expenses)
Interest and other financing costs	(2,913,141)	(1,817,574)	(1,161,169)
Gain on derivatives, net	13,786	49,167
Interest income	14,083		53
Foreign exchange gain / (loss)	11,040	(10,548)	(10,369)
Other expenses, net	(2,874,232)	(1,778,955)	(1,171,485)
Net (loss) / income	1,119,735	849,701	(10,141,353)
Dividends to Series B preferred shares	(565,229)
Net (loss) / income attributable to common shareholders	$ 554,506	$ 849,701	$ (10,141,353)
(Loss) / Earnings per share attributable to common shareholders - basic and diluted (in dollars per share)	$ 0.25	$ 0.38	$ (6.21)
Weighted average number of shares outstanding during the year, basic and diluted (in shares)	2,232,821	2,213,505	1,633,141
Time Charters [Member]
Revenues
Time charter revenue	$ 25,934,204	$ 16,985,607	$ 8,331,821
Voyage Charters [Member]
Revenues
Time charter revenue		$ 3,294,608